Cover	Nov. 15, 2019
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 08, 2019
Entity Registrant Name	EATON VANCE CORP.
Entity Central Index Key	0000350797
Entity Tax Identification Number	04-2718215
Entity Incorporation, State or Country Code	MD
Entity Address, Address Line One	Two International Place
Entity Address, City or Town	Boston
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02110
City Area Code	(617)
Local Phone Number	482-8260
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Non-Voting Common Stock, $0.00390625 par value
Trading Symbol	EV
Security Exchange Name	NYSE